Segmentation of key figures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	6.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(2.00%)
Sandoz [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(2.00%)
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,590	$ 7,880	8,409
Net sales, change in %	(4.00%)	(6.00%)
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,607	$ 1,436	1,135
Net sales, change in %	12.00%	27.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 534	$ 543	516
Net sales, change in %	(2.00%)	5.00%
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 784	$ 826	880
Operating segments [member] | Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,731	$ 9,859	$ 10,060